Feb. 25, 2016

Supplement dated February 25, 2016, to the following prospectus and summary prospectus, each as previously amended or supplemented:

American Beacon U. S. Government Money Market Select Fund
Prospectus and Summary Prospectus dated April 30, 2015

On November 10, 2015, the Board of Trustees (the "Board") of American Beacon Select Funds approved a change in investment strategy for the American Beacon U. S. Government Money Market Select Fund (the "Fund"), upon the recommendation of American Beacon Advisors, Inc. ("Manager"), the Fund's investment manager.

Effective April 29, 2016, the "Fund Summaries - American Beacon U.S. Government Money Market Select Fund - Principal Investment Strategies" section is deleted and replaced with the following:

In pursuing its investment objective and implementing its investment strategies, the Fund invests only in securities that comply with the quality, maturity, liquidity, diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), which regulates money market mutual funds.  The Fund intends to qualify as a "government money market fund," as such term is defined in or interpreted under Rule 2a-7.
Under normal market conditions, the Fund invests at least 99.5% of its total assets in: (1) debt securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("Government Securities"); (2) repurchase agreements that are collateralized fully by cash or Government Securities; (3) other government money market funds; and/or (4) cash.  The Fund also has adopted a policy to invest, under normal market conditions, at least 80% of its net assets in Government Securities, repurchase agreements that are collateralized fully by cash or Government Securities; and/or other government money market funds.
The Fund's investments in Government Securities may include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. Government, its agencies or its instrumentalities, and mortgage-backed securities guaranteed by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government. The Government Securities in which the Fund invests also may include debt obligations of U.S. Government-sponsored enterprises, such as Fannie Mae, Freddie Mac, Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB").  Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government.  Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities.

Securities purchased by the Fund generally have remaining maturities of 397 days or less.  The dollar-weighted average maturity ("WAM") and dollar-weighted average life ("WAL") of the Fund will not exceed 60 and 120 days, respectively.

Effective April 29, 2016: The "Fund Summaries - American Beacon U.S. Government Money Market Select Fund - Principal Risks - Investment Risk" section is deleted and replaced with the following:
Investment Risk
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Effective immediately: The "Fund Summaries - American Beacon U.S. Government Money Market Select Fund – Fund Performance – Average Annual Total Returns for the periods ended December 31, 2014" section is deleted and replaced with the following:

Average annual total returns for periods ended December 31, 2014
	1 Year	5 Years	10 Years
U.S. Government Money Market Select Fund (Inception 12/01/2001)	0.01%	0.06%	1.61%